Notes Payable - Schedule of Notes Payable Activity (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt instrument, face amount	$ 0	$ 252,082
Debt conversion, converted instrument, amount	110,636	524,534
Maximum [Member]
Debt conversion, converted instrument, amount	0	196,666
Convertible Notes Payable [Member]
Debt instrument, face amount	2,374,415	1,777,788
Convertible Notes [Member]
Debt instrument, face amount	725,788
Convertible Notes [Member] | Subsequent To December 31, 2018 [Member]
Debt instrument, face amount	523,894
Convertible notes with a principal balance	1,935,000
Debt discount	75,497
Accrued interest	$ 18,137
Convertible Notes [Member] | Subsequent to December 31, 2017 [Member]
Debt instrument, face amount		194,282
Debt discount		1,256
Accrued interest		$ 9,591